Significant Accounting Policies - New Accounting Pronouncements (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASU 2016-01 Recognition and Measurement of Financial Assets and Financial Liabilities | Maximum
New Accounting Pronouncements or Change in Accounting Principle
Approximate equity securities and cost method investments in aggregate		$ 75,000,000
ASU 2017-07 Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
New Accounting Pronouncements or Change in Accounting Principle
Amount of net periodic benefit costs (benefits) that will no longer be included within operating expenses once ASU No. 2017-07 is adopted.		$ (128,000,000)	$ (196,000,000)	$ 34,000,000
Change | ASU 2017-07 Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
New Accounting Pronouncements or Change in Accounting Principle
Impact on previously reported consolidated income before income taxes	$ 0
Impact on previously reported net income	$ 0